MORTGAGE LOANS ON REAL ESTATE - Credit Quality Indicators (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Credit Quality Indicator [Line Items]
Private loans allowance for credit losses	$ (44)	$ (28)
Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	305	1,437
2022	1,826	793
2021	740	515
2020	490	566
2019	493	508
Prior	2,168	2,110
Total	6,022	5,929
Private loans allowance for credit losses	(60)	(41)	$ (1)	$ 0
Total, net of allowance	5,962	5,888
Apartment | Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	87	331
2022	626	225
2021	292	110
2020	84	141
2019	76	22
Prior	101	78
Total	1,266	907
Hotel | Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	142	256
2022	244	139
2021	39	39
2020	39	130
2019	129	180
Prior	419	370
Total	1,012	1,114
Industrial | Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	1	275
2022	343	169
2021	164	215
2020	215	132
2019	129	65
Prior	231	194
Total	1,083	1,050
Office | Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	31	130
2022	129	45
2021	32	24
2020	24	47
2019	46	157
Prior	728	784
Total	990	1,187
Parking | Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	0	55
2022	55	29
2021	29	27
2020	27	13
2019	13	19
Prior	289	277
Total	413	420
Retail | Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	0	265
2022	284	118
2021	119	65
2020	65	37
2019	34	31
Prior	330	358
Total	832	874
Storage | Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	14	8
2022	8	24
2021	20	35
2020	36	38
2019	38	15
Prior	16	0
Total	132	120
Other | Commercial Mortgage Loans | Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
2023	30	117
2022	137	44
2021	45	0
2020	0	28
2019	28	19
Prior	54	49
Total	$ 294	$ 257